FORM 13F COVER PAGE


Report for Quarter Ended:  June 30, 2003
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              August 13, 2003
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     4688   274475 SH       SOLE                   274475
Affiliated Managers Grp        COM              008252108     3238    53125 SH       SOLE                    53125
Allen Telecom Inc.             COM              018091108     5523   334300 SH       SOLE                   334300
America Service Group          COM              02364L109     5222   291750 SH       SOLE                   291750
Atlantis Plastics Inc.         COM              049156102     2691   381725 SH       SOLE                   381725
Caraustar Industries Inc.      COM              140909102     4029   503025 SH       SOLE                   503025
Cascade Corp.                  COM              147195101     5839   335575 SH       SOLE                   335575
Columbia Sportswear            COM              198516106     4927    95850 SH       SOLE                    95850
Flowserve Corp.                COM              34354P105     4382   222800 SH       SOLE                   222800
Gainsco Inc.                   COM              363127101      343  1371600 SH       SOLE                  1371600
IDEX Corp.                     COM              45167R104     2115    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     3790   122300 SH       SOLE                   122300
Newfield Exploration           COM              651290108     4406   117325 SH       SOLE                   117325
Newport Corp.                  COM              651824104     4265   287800 SH       SOLE                   287800
OGE Energy Corp.               COM              670837103     3856   180450 SH       SOLE                   180450
Pier 1 Imports Inc.            COM              720279108     4089   200425 SH       SOLE                   200425
Polaris Industries Inc.        COM              731068102     3727    60700 SH       SOLE                    60700
Quanex Corp.                   COM              747620102     4079   137250 SH       SOLE                   137250
Smithfield Foods Inc.          COM              832248108     3401   148375 SH       SOLE                   148375
Sport-Haley Inc.               COM              848925103     1107   270675 SH       SOLE                   270675
Tractor Supply Co.             COM              892356106     4018    84835 SH       SOLE                    84835
Trinity Industries Inc.        COM              896522109     4086   220750 SH       SOLE                   220750
URS Corporation                COM              903236107     5961   306300 SH       SOLE                   306300
Washington Federal Inc.        COM              938824109     4118   177790 SH       SOLE                   177790
Allen Telecom Pfd. D           PFD              018091207      351     3000 SH       SOLE                     3000